STOCK-BASED COMPENSATION PLANS - Financial Statement Impact From Stock Options Exercised (Details) - 2016 Plan - Share-based Payment Arrangement, Option - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 122	$ 310	$ 219
Tax benefit realized	$ 27	$ 71	$ 48